Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Antidilutive Shares Excluded from Calculation of Dilutive Loss Per Share

The following table summarizes the Company’s potentially dilutive securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	Years Ended December 31,
	2022	2021
Shares issuable upon exercise of stock options	6,545,628	5,797,185
Shares issuable upon exercise of warrants	796,985	1,311,117
Unvested restricted stock awards	—	58,333